Investment Securities	12 Months Ended
Dec. 31, 2013
Investment Securities
Note 4.	Investment Securities

The disclosures below include details of Artisan’s investments. Investments held by Launch Equity are described in Note 9, “Variable and Voting Interest Entities”.

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2013
Equity mutual funds	$6,190	$1,614	$—	$7,804

December 31, 2012
Equity mutual funds	$13,335	$1,906	$—	$15,241

Artisan’s investments in equity mutual funds consist of investments in shares of Artisan Partners Funds, Inc. and Artisan Partners Global Funds plc and are considered to be available-for-sale securities. As a result, unrealized gains (losses) are recorded to other comprehensive income (loss). Dividends, including capital gain distributions, earned on mutual fund investments totaled $1.0 million, $0.2 million, and $0.2 million for the years ended December 31, 2013, 2012 and 2011, respectively. Realized gains on the sale of investment securities totaled $4.1 million, $0.5 million and $0.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

As of December 31, 2013 and 2012, Artisan held no available-for-sale securities in an unrealized loss position.